CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash	$ 138,031	$ 1,219,358	$ 196,153
Accounts receivable, net	512,148	563,905	414,809
Prepaid expenses and other current assets	719,347	1,725,062	480,706
Total current assets	1,369,526	3,508,325	1,091,668
Property and equipment, net	188,895	202,421	74,194
Right of use lease asset - operating	1,060,267	1,122,412	944,487
Software development costs, net	1,125,368	903,412	531,061
Acquired technology, net	6,792,028	0	79,428
Customer relationships, net	2,729,920	2,980,412	2,350,380
Forward purchase agreement	5,784,556	5,484,556	0
Goodwill	1,484,966	1,484,966	1,484,966
Total long-term assets	19,166,000	12,178,179	5,464,516
TOTAL ASSETS	20,535,526	15,686,504	6,556,184
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued expenses	4,894,053	3,243,338	2,336,174
Operating lease liability, current portion	240,705	241,945	169,417
Notes payable, current portion	6,388,603	4,720,454	4,034,865
Related party notes payable	572,127	550,975	244,666
Deferred revenue	180,712	119,598	13,847
Total current liabilities	12,276,200	8,876,310	6,798,969
Long-term debt, net of current maturities	1,195,432	1,420,137	1,449,261
Operating lease liability, net of current portion	886,014	945,889	809,458
Total long-term liabilities	2,081,446	2,366,026	2,258,719
TOTAL LIABILITIES	14,357,646	11,242,336	9,057,688
Commitments and Contingencies (Note 11)		0	0
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock par value $0.0001; 40,000,000 shares authorized; Issued and Outstanding: 3,755,209 as of December 31, 2023 and 0 as of December 31, 2022	438	376	0
Common Stock par value $0.0001; 100,000,000 shares authorized; Issued and Outstanding: 10,068,477 as of December 31, 2023 and 6,076,078 as of December 31, 2022	1,024	1,007	608
Additional paid-in-capital	126,386,147	119,481,543	80,359,848
Accumulated deficit	(120,209,729)	(115,038,758)	(82,861,960)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	6,177,880	4,444,168	(12,744,813)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUIITY(DEFICIT)	$ 20,535,526	$ 15,686,504	$ 6,556,184